Fair Values of Financial Instruments - Schedule of Estimated Fair Values of Recognized Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial assets:
Securities available-for-sale	$ 101,722	$ 129,291
Securities held-to-maturity	42,643
Bank-owned life insurance	9,551	8,298
Carrying Value [Member]
Financial assets:
Cash and cash equivalents	42,599	66,878
Securities available-for-sale	101,722	129,291
Securities held-to-maturity	44,350
Restricted stock	5,463	5,463
Net loans	374,040	360,000
Bank-owned life insurance	9,551	8,298
Accrued interest receivable	1,374	1,317
Financial liabilities:
Deposits	480,933	475,443
Short-term borrowings	48,671	43,992
Other borrowings	12,459	12,672
Accrued interest payable	96	135
Fair Value [Member]
Financial assets:
Cash and cash equivalents	42,599	66,878
Securities available-for-sale	101,722	129,291
Securities held-to-maturity	42,643
Restricted stock	5,463	5,463
Net loans	375,055	367,028
Bank-owned life insurance	9,551	8,298
Accrued interest receivable	1,374	1,317
Financial liabilities:
Deposits	481,695	476,942
Short-term borrowings	48,671	43,992
Other borrowings	12,559	13,772
Accrued interest payable	96	135
Fair Value [Member] | Level I [Member]
Financial assets:
Cash and cash equivalents	42,599	66,878
Securities available-for-sale	1,125	169
Bank-owned life insurance	9,551	8,298
Accrued interest receivable	1,374	1,317
Financial liabilities:
Deposits	346,589	317,369
Short-term borrowings	48,671	43,992
Accrued interest payable	96	135
Fair Value [Member] | Level II [Member]
Financial assets:
Securities available-for-sale	100,597	129,122
Securities held-to-maturity	42,643
Restricted stock	5,463	5,463
Fair Value [Member] | Level III [Member]
Financial assets:
Net loans	375,055	367,028
Financial liabilities:
Deposits	135,106	159,573
Other borrowings	$ 12,559	$ 13,772